Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	[1]	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Non-interest Expense Detail
Legal and accounting										$ 166	$ 224
Salaries and related expenses										819	975
Board related expenses										99	99
Advertising										65	85
Rent and utilities										53	52
Loan and foreclosed asset expenses										348	498
Travel										154	140
Other										169	112
Total SG&A	$ 415	$ 483	$ 438	$ 537	$ 648	$ 367	$ 462		$ 708	$ 1,873	$ 2,185

[1]	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.